                             JPMORGAN INCOME FUNDS

                         JPMORGAN ENHANCED INCOME FUND
                               ALL SHARE CLASSES

                         SUPPLEMENT DATED JULY 29, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    The second sentence in the first paragraph under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

"These securities may be of any maturity, but under normal market conditions the Fund's duration will be no longer than 1.5 years."

                                                                 SUP-ENINCPR-702

                            JPMORGAN TAX AWARE FUNDS

                    JPMORGAN TAX AWARE ENHANCED INCOME FUND
                               ALL SHARE CLASSES

                         SUPPLEMENT DATED JULY 29, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    The third sentence in the first paragraph under the heading THE FUND'S MAIN INVESTMENT STRATEGY should be deleted in its entirety and replaced by the following:

"These securities may be of any maturity, but under normal market conditions the Fund's duration will be no longer than 1.5 years."

                                                                  SUP-TAEIPR-702